Document and Entity Information	11 Months Ended
Dec. 31, 2021
Document and Entity Information
Document Type	S-4
Entity Registrant Name	AVISTA PUBLIC ACQUISITION CORP. II
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001846253
Amendment Flag	false